Employee Benefit Plans (Transactions Under The Company's Stock Option Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Options Outstanding, shares	516,332	643,206
Options granted, shares	37,500	25,000
Options exercised, shares	(11,667)	(117,240)
Options forfeited, shares	(8,333)	(12,499)
Options expired, shares	(84,857)	(22,135)
Options Outstanding, shares	448,975	516,332	643,206
Options Exercisable: Shares Exercisable	364,143
Weighted Average exercise Price: Options Outstanding	$ 7.06	$ 6.80
Weighted Averae Exercise Price: Optons granted	$ 6.58	$ 6.00
Weighted Average Exercise Price: Options exercised	$ 6.62	$ 4.99
Weighted Average Exercise Price: Options forfeited	$ 6.56	$ 6.06
Weighted Average Exercise Price: Options expired	$ 8.84	$ 9.73
Weighted Average exercise Price: Options Outstanding	$ 6.70	$ 7.06	$ 6.80
Weighted Average Exercise Price: Options Exercisable	$ 6.76
Weighted Average Remaining Contractual Life (in years): Options Outstanding	5 years 7 months 6 days	5 years 4 months 24 days	5 years 3 months 18 days
Weighted Average Remaining Contractual Life (in years): Options Exercisable	4 years 9 months 18 days
Aggregate Intrinsic Value: Options Outstanding	$ 739,951	$ 327,725	$ 517,867
Aggregate Intrinsic Value: Options Exercisable	$ 637,387